UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5482

DWS High Income Trust

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 11/30

Date of reporting period:08/31/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio as of August 31, 2007 (Unaudited)

DWS High Income Trust

	Principal Amount ($) (a)	Value ($)

Corporate Bonds 125.0%
Consumer Discretionary 30.6%
AAC Group Holding Corp., 14.75%, 10/1/2012 (PIK) (b)	359,757	360,656
Affinia Group, Inc., 9.0%, 11/30/2014	705,000	650,362
AMC Entertainment, Inc., 8.0%, 3/1/2014	1,055,000	975,875
American Achievement Corp., 8.25%, 4/1/2012	205,000	198,850
American Media Operations, Inc., Series B, 10.25%, 5/1/2009 (b)	280,000	246,400
Asbury Automotive Group, Inc.:
144A, 7.625%, 3/15/2017	475,000	437,000
8.0%, 3/15/2014	200,000	191,000

Ashtead Holdings PLC, 144A, 8.625%, 8/1/2015		340,000	333,200
Buffets, Inc., 12.5%, 11/1/2014		275,000	211,750
Burlington Coat Factory Warehouse Corp., 11.125%, 4/15/2014		410,000	373,100
Cablevision Systems Corp., Series B, 9.82% **, 4/1/2009		220,000	225,500
Caesars Entertainment, Inc., 8.875%, 9/15/2008		460,000	466,325
CanWest MediaWorks LP, 144A, 9.25%, 8/1/2015		345,000	341,550
Charter Communications Holdings LLC:
10.25%, 9/15/2010 (b)		2,145,000	2,166,450
Series B, 10.25%, 9/15/2010		640,000	641,600
11.0%, 10/1/2015		2,032,000	1,991,360
Cirsa Capital Luxembourg, 144A, 7.875%, 7/15/2012	EUR	260,000	320,325
Claire's Stores, Inc., 144A, 9.25%, 6/1/2015		475,000	412,063
Cooper-Standard Automotive, Inc., 8.375%, 12/15/2014 (b)		280,000	242,200
CSC Holdings, Inc.:
7.25%, 7/15/2008		365,000	365,000
7.875%, 12/15/2007		1,180,000	1,182,950
Series B, 8.125%, 7/15/2009		1,300,000	1,309,750
Series B, 8.125%, 8/15/2009		135,000	136,013
Denny's Corp. Holdings, Inc., 10.0%, 10/1/2012		135,000	137,025
Dex Media East LLC, 12.125%, 11/15/2012		3,020,000	3,223,850
Dollar General Corp., 144A, 10.625%, 7/15/2015 (b)		415,000	373,500
Dollarama Group LP, 144A, 11.16% **, 8/15/2012		315,000	308,700
EchoStar DBS Corp.:
6.625%, 10/1/2014		590,000	570,825
7.125%, 2/1/2016		450,000	439,875
Fontainebleau Las Vegas Holdings LLC, 144A, 10.25%, 6/15/2015		580,000	497,350
Foot Locker, Inc., 8.5%, 1/15/2022		135,000	130,950
French Lick Resorts & Casinos LLC, 144A, 10.75%, 4/15/2014		1,455,000	1,156,725
General Motors Corp.:
7.2%, 1/15/2011		995,000	880,575
7.4%, 9/1/2025		365,000	266,450
8.375%, 7/15/2033		465,000	373,163
Golden Nugget, 8.84% **, 6/16/2014		110,000	103,400
Goodyear Tire & Rubber Co., 11.25%, 3/1/2011		3,065,000	3,283,381
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015		410,000	393,600
Group 1 Automotive, Inc., 8.25%, 8/15/2013 (b)		200,000	200,000
Hanesbrands, Inc., Series B, 8.784% **, 12/15/2014		610,000	609,237
Hertz Corp.:
8.875%, 1/1/2014		985,000	1,019,475
10.5%, 1/1/2016		225,000	243,000
Idearc, Inc., 8.0%, 11/15/2016		2,045,000	2,019,437
ION Media Networks, Inc., 144A, 11.61% **, 1/15/2013		385,000	385,000
Isle of Capri Casinos, Inc., 7.0%, 3/1/2014		785,000	680,987
Jacobs Entertainment, Inc., 9.75%, 6/15/2014		740,000	738,150
Jarden Corp., 7.5%, 5/1/2017		340,000	317,900
Kabel Deutschland GmbH, 10.625%, 7/1/2014		225,000	237,938
Liberty Media LLC:
5.7%, 5/15/2013		60,000	55,471
8.25%, 2/1/2030		500,000	485,000
8.5%, 7/15/2029		675,000	677,616
Majestic Star Casino LLC, 9.5%, 10/15/2010		75,000	73,500
Mediacom Broadband LLC, 8.5%, 10/15/2015		30,000	29,700
MediMedia USA, Inc., 144A, 11.375%, 11/15/2014		205,000	209,100
Metaldyne Corp.:
10.0%, 11/1/2013 (b)		325,000	310,375
11.0%, 6/15/2012 (b)		145,000	129,775

MGM MIRAGE:
6.75%, 9/1/2012		170,000	164,900
8.375%, 2/1/2011 (b)		365,000	373,213
Michaels Stores, Inc., 144A, 10.0%, 11/1/2014 (b)		615,000	616,537
MTR Gaming Group, Inc., Series B, 9.75%, 4/1/2010		705,000	712,050
Norcraft Holdings/Capital, Step-up Coupon, 0% to 9/1/2008, 9.75% to 9/1/2012		1,130,000	1,000,050
OSI Restaurant Partners, Inc., 144A, 10.0%, 6/15/2015		475,000	409,688
Penske Automotive Group, Inc., 7.75%, 12/15/2016		1,030,000	983,650
Pinnacle Entertainment, Inc., 8.75%, 10/1/2013 (b)		425,000	431,375
Quebecor World, Inc., 144A, 9.75%, 1/15/2015		330,000	310,200
Quiksilver, Inc., 6.875%, 4/15/2015		555,000	513,375
Reader's Digest Association, Inc., 144A, 9.0%, 2/15/2017		260,000	223,600
Sabre Holdings Corp., 8.35%, 3/15/2016		375,000	326,250
Sbarro, Inc., 10.375%, 2/1/2015		240,000	210,900
Seminole Hard Rock Entertainment, Inc., 144A, 7.86% **, 3/15/2014		475,000	460,750
Shingle Springs Tribal Gaming Authority, 144A, 9.375%, 6/15/2015		335,000	329,975
Simmons Co.:
Step-up Coupon, 0% to 12/15/2009, 10.0% to 12/15/2014		1,345,000	1,045,737
7.875%, 1/15/2014		270,000	252,788
Sinclair Broadcast Group, Inc., 8.0%, 3/15/2012 (b)		208,000	210,080
Sirius Satellite Radio, Inc., 9.625%, 8/1/2013 (b)		615,000	581,175
Six Flags, Inc., 9.75%, 4/15/2013		190,000	159,600
Sonic Automotive, Inc., Series B, 8.625%, 8/15/2013		405,000	396,900
Station Casinos, Inc., 6.5%, 2/1/2014		695,000	589,013
Telenet Group Holding NV, 144A, Step-up Coupon, 0% to 12/15/2008, 11.5% to 6/15/2014		2,064,000	1,960,800
The Bon-Ton Stores, Inc., 10.25%, 3/15/2014		430,000	391,300
Toys "R" Us, Inc., 7.375%, 10/15/2018		345,000	269,100
Travelport LLC:
9.875%, 9/1/2014		170,000	171,275
9.985% **, 9/1/2014		315,000	315,000
11.875%, 9/1/2016 (b)		170,000	175,525
Trump Entertainment Resorts, Inc., 8.5%, 6/1/2015 (b)		890,000	725,350
TRW Automotive, Inc., 144A, 7.0%, 3/15/2014 (b)		235,000	218,550
United Components, Inc., 9.375%, 6/15/2013		70,000	70,000
Unity Media GmbH, 144A, 10.375%, 2/15/2015		260,000	257,400
Univision Communications, Inc., 144A, 9.75%, 3/15/2015 (PIK)		1,585,000	1,509,712
UPC Holding BV, 144A, 7.75%, 1/15/2014	EUR	265,000	341,141
Vitro SAB de CV:
144A, 8.625%, 2/1/2012		270,000	259,875
144A, 9.125%, 2/1/2017		550,000	529,375
Series A, 11.75%, 11/1/2013		155,000	165,850
Wheeling Island Gaming, Inc., 10.125%, 12/15/2009		305,000	301,950
XM Satellite Radio, Inc., 9.75%, 5/1/2014 (b)		810,000	769,500
Young Broadcasting, Inc., 8.75%, 1/15/2014		1,940,000	1,622,325

			54,696,143
Consumer Staples 4.6%
Alliance One International, Inc., 144A, 8.5%, 5/15/2012		205,000	203,975
Cerveceria Nacional Dominicana, 144A, 8.0%, 3/27/2014		170,000	170,850
Del Laboratories, Inc., 8.0%, 2/1/2012		370,000	334,850
Delhaize America, Inc.:
8.05%, 4/15/2027		115,000	122,422
9.0%, 4/15/2031		923,000	1,079,910
General Nutrition Centers, Inc., 144A, 9.796% **, 3/15/2014 (PIK)		470,000	446,500
Harry & David Holdings, Inc., 10.36% **, 3/1/2012		440,000	426,800

North Atlantic Trading Co., 144A, 10.0%, 3/1/2012		1,616,750	1,487,410
Pilgrim's Pride Corp., 7.625%, 5/1/2015		170,000	169,575
Rite Aid Corp.:
7.5%, 3/1/2017		680,000	632,400
144A, 9.5%, 6/15/2017		340,000	308,550
Smithfield Foods, Inc., 7.75%, 7/1/2017 (b)		475,000	477,375
Tereos Europe SA, 144A, 6.375%, 4/15/2014	EUR	190,000	236,827
Viskase Companies, Inc., 11.5%, 6/15/2011		2,160,000	2,160,000

			8,257,444
Energy 10.2%
Belden & Blake Corp., 8.75%, 7/15/2012		1,845,000	1,845,000
Chaparral Energy, Inc., 8.5%, 12/1/2015		485,000	434,075
Chesapeake Energy Corp.:
6.25%, 1/15/2018		260,000	243,425
6.875%, 1/15/2016		1,315,000	1,285,412
7.75%, 1/15/2015		175,000	177,406
Cimarex Energy Co., 7.125%, 5/1/2017		340,000	331,500
Complete Production Services, Inc., 8.0%, 12/15/2016		610,000	587,125
Delta Petroleum Corp., 7.0%, 4/1/2015 (b)		915,000	745,725
Denbury Resources, Inc., 7.5%, 12/15/2015		135,000	134,325
Dynegy Holdings, Inc.:
6.875%, 4/1/2011 (b)		130,000	124,800
144A, 7.75%, 6/1/2019		680,000	629,000
8.375%, 5/1/2016 (b)		760,000	746,700
Energy Partners Ltd., 144A, 9.75%, 4/15/2014		275,000	255,750
Frontier Oil Corp., 6.625%, 10/1/2011		300,000	291,000
Mariner Energy, Inc., 8.0%, 5/15/2017		275,000	260,563
OPTI Canada, Inc.:
144A, 7.875%, 12/15/2014		525,000	526,313
144A, 8.25%, 12/15/2014		410,000	415,125
Plains Exploration & Production Co., 7.0%, 3/15/2017		205,000	186,550
Quicksilver Resources, Inc., 7.125%, 4/1/2016		265,000	253,075
Sabine Pass LNG LP:
7.25%, 11/30/2013		105,000	101,850
7.5%, 11/30/2016		1,145,000	1,113,512
Secunda International Ltd., 13.36% **, 9/1/2012		575,000	585,063
Stone Energy Corp., 6.75%, 12/15/2014		1,170,000	1,050,075
Tennessee Gas Pipeline Co., 7.625%, 4/1/2037		340,000	364,618
Tesoro Corp., 144A, 6.5%, 6/1/2017		540,000	525,150
VeraSun Energy Corp., 144A, 9.375%, 6/1/2017		270,000	250,425
Whiting Petroleum Corp.:
7.0%, 2/1/2014		405,000	381,713
7.25%, 5/1/2012		260,000	250,250
7.25%, 5/1/2013		135,000	128,588
Williams Companies, Inc.:
8.125%, 3/15/2012		1,265,000	1,356,712
8.75%, 3/15/2032		2,015,000	2,292,062
Williams Partners LP, 7.25%, 2/1/2017		335,000	331,650

			18,204,537
Financials 16.9%
Algoma Acquistion Corp., 144A, 9.875%, 6/15/2015		1,065,000	995,775
Ashton Woods USA LLC, 9.5%, 10/1/2015		1,060,000	842,700
Buffalo Thunder Development Authority, 144A, 9.375%, 12/15/2014		200,000	188,000
CEVA Group PLC, 144A, 8.5%, 12/1/2014	EUR	330,000	373,120
Conproca SA de CV, Series REG S, 12.0%, 6/16/2010		1,850,000	2,044,250

E*TRADE Financial Corp.:
7.375%, 9/15/2013	345,000	307,050
7.875%, 12/1/2015	260,000	227,500
8.0%, 6/15/2011	655,000	625,525
Eaton Vance Corp., CDO II, Series C-X, 13.68%, 7/15/2012 *	5,087,851	0
Ford Motor Credit Co., LLC:
7.25%, 10/25/2011	2,660,000	2,424,877
7.375%, 10/28/2009	4,950,000	4,684,017
7.875%, 6/15/2010	1,295,000	1,215,736
8.11% **, 1/13/2012	315,000	288,480
GMAC LLC:
6.875%, 9/15/2011	5,775,000	5,150,491
8.0%, 11/1/2031	790,000	709,708
Hawker Beechcraft Acquisition Co., LLC:
144A, 8.5%, 4/1/2015	670,000	666,650
144A, 8.875%, 4/1/2015 (PIK) (b)	635,000	619,125
144A, 9.75%, 4/1/2017	510,000	504,900
Hexion US Finance Corp., 9.75%, 11/15/2014	410,000	442,800
Hub International Holdings, Inc., 144A, 9.0%, 12/15/2014	270,000	253,800
Inmarsat Finance II PLC, Step-up Coupon, 0% to 11/15/2008, 10.375% to 11/15/2012	395,000	374,262
iPayment, Inc., 9.75%, 5/15/2014	365,000	342,188
KAR Holdings, Inc.:
144A, 8.75%, 5/1/2014	380,000	342,000
144A, 10.0%, 5/1/2015	275,000	246,125
Local TV Finance LLC, 144A, 9.25%, 6/15/2015 (PIK)	345,000	315,675
New ASAT (Finance) Ltd., 9.25%, 2/1/2011	405,000	303,750
Petroplus Finance Ltd.:
144A, 6.75%, 5/1/2014	360,000	334,800
144A, 7.0%, 5/1/2017	335,000	308,200
Pinnacle Foods Finance LLC, 144A, 9.25%, 4/1/2015	270,000	249,075
Realogy Corp., 144A, 12.375%, 4/15/2015 (b)	270,000	198,788
Triad Acquisition Corp., Series B, 11.125%, 5/1/2013	235,000	200,925
U.S.I. Holdings Corp.:
144A, 9.433% **, 11/15/2014	205,000	190,650
144A, 9.75%, 5/15/2015	275,000	251,625
UCI Holdco, Inc., 144A, 12.36% **, 12/15/2013 (PIK)	439,856	426,660
Universal City Development Partners, 11.75%, 4/1/2010	1,695,000	1,783,987
Wimar Opco LLC, 144A, 9.625%, 12/15/2014	1,795,000	1,328,300
Yankee Acquisition Corp.:
Series B, 8.5%, 2/15/2015	280,000	263,200
Series B, 9.75%, 2/15/2017 (b)	205,000	183,475

		30,208,189
Health Care 6.1%
Advanced Medical Optics, Inc., 7.5%, 5/1/2017	350,000	319,375
Community Health Systems, Inc., 144A, 8.875%, 7/15/2015	2,610,000	2,606,737
HCA, Inc.:
6.5%, 2/15/2016	705,000	574,575
144A, 9.125%, 11/15/2014	535,000	548,375
144A, 9.25%, 11/15/2016	1,230,000	1,263,825

HEALTHSOUTH Corp.:
10.75%, 6/15/2016	665,000	684,950
11.409% **, 6/15/2014	135,000	138,375
IASIS Healthcare LLC:
5.25%, 6/15/2014	307,955	286,398
8.75%, 6/15/2014	280,000	273,000
Omnicare, Inc., 6.125%, 6/1/2013	135,000	123,188
Psychiatric Solutions, Inc., 144A, 7.75%, 7/15/2015	340,000	333,200
PTS Acquisition Corp., 144A, 9.5%, 4/15/2015 (PIK)	210,000	190,050
Sun Healthcare Group, Inc., 144A, 9.125%, 4/15/2015	340,000	340,000
Surgical Care Affiliates, Inc., 144A, 8.875%, 7/15/2015 (PIK)	410,000	379,250
Tenet Healthcare Corp., 9.25%, 2/1/2015	1,055,000	907,300
The Cooper Companies, Inc., 7.125%, 2/15/2015	680,000	649,400
Universal Hospital Services, Inc., 144A, 8.5%, 6/1/2015 (PIK)	240,000	228,000
Vanguard Health Holding Co. II, LLC, 9.0%, 10/1/2014	1,065,000	995,775

		10,841,773
Industrials 16.4%
Actuant Corp., 144A, 6.875%, 6/15/2017	270,000	259,875
Aleris International, Inc., 9.0%, 12/15/2014 (PIK)	475,000	452,438
Allied Security Escrow Corp., 11.375%, 7/15/2011	590,000	587,050
Allied Waste North America, Inc., Series B, 9.25%, 9/1/2012	1,337,000	1,397,165
American Color Graphics, Inc., 10.0%, 6/15/2010	655,000	504,350
American Railcar Industries, Inc., 7.5%, 3/1/2014	385,000	373,450
ARAMARK Corp.:
8.5%, 2/1/2015 (b)	550,000	547,937
8.856% **, 2/1/2015	475,000	472,625
Baldor Electric Co., 8.625%, 2/15/2017	340,000	351,050
Belden, Inc., 144A, 7.0%, 3/15/2017	340,000	329,800
Bombardier, Inc.:
144A, 6.3%, 5/1/2014	365,000	348,575
144A, 6.75%, 5/1/2012	100,000	99,500
144A, 8.0%, 11/15/2014	220,000	227,150
Bristow Group, Inc., 144A, 7.5%, 9/15/2017	405,000	402,975
Browning-Ferris Industries, Inc., 7.4%, 9/15/2035	1,095,000	1,004,662
Building Materials Corp. of America, 7.75%, 8/1/2014	470,000	399,500
Cenveo Corp., 7.875%, 12/1/2013	860,000	786,900
Congoleum Corp., 8.625%, 8/1/2008 *	715,000	602,387
DRS Technologies, Inc.:
6.625%, 2/1/2016	170,000	165,750
6.875%, 11/1/2013	970,000	950,600
7.625%, 2/1/2018	1,175,000	1,151,500
Education Management LLC, 8.75%, 6/1/2014	345,000	350,175
Esco Corp.:
144A, 8.625%, 12/15/2013	655,000	641,900
144A, 9.235% **, 12/15/2013	40,000	39,200
General Cable Corp.:
7.125%, 4/1/2017	350,000	339,500
7.735% **, 4/1/2015	530,000	514,100
Great Lakes Dredge & Dock Co., 7.75%, 12/15/2013 (b)	270,000	257,175
Harland Clarke Holdings Corp., 9.5%, 5/15/2015 (b)	340,000	304,300
Iron Mountain, Inc., 8.75%, 7/15/2018 (b)	260,000	263,250
K. Hovnanian Enterprises, Inc.:
6.25%, 1/15/2016	1,160,000	870,000
8.875%, 4/1/2012	1,270,000	1,016,000
Kansas City Southern de Mexico SA de CV:
144A, 7.375%, 6/1/2014	270,000	261,900
144A, 7.625%, 12/1/2013	905,000	886,900

9.375%, 5/1/2012		845,000	874,575
Kansas City Southern Railway Co.:
7.5%, 6/15/2009		250,000	250,000
9.5%, 10/1/2008		2,265,000	2,301,806
Mobile Services Group, Inc., 144A, 9.75%, 8/1/2014		635,000	639,762
Navios Maritime Holdings, Inc., 9.5%, 12/15/2014 (b)		530,000	541,263
Panolam Industries International, Inc., 144A, 10.75%, 10/1/2013		210,000	199,500
R.H. Donnelley, Inc., 10.875%, 12/15/2012		1,460,000	1,547,600
Rail America, Inc., 7.6%, 10/2/2008		520,000	507,650
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014		81,000	88,189
RBS Global & Rexnord Corp., 9.5%, 8/1/2014		305,000	308,050
Riverdeep Bank, 12.06% **, 12/15/2007		399,185	397,189
Saint Acquisition Corp., 144A, 12.5%, 5/15/2017 (b)		275,000	186,313
Sally Holdings LLC, 9.25%, 11/15/2014		410,000	403,850
Seitel, Inc., 144A, 9.75%, 2/15/2014		180,000	166,050
Ship Finance International Ltd., 8.5%, 12/15/2013		335,000	340,025
Steel Dynamics, Inc., 144A, 6.75%, 4/1/2015		540,000	519,750
Terex Corp., 7.375%, 1/15/2014		185,000	185,000
Titan International, Inc., 8.0%, 1/15/2012		1,145,000	1,128,512
TransDigm, Inc., 7.75%, 7/15/2014		205,000	206,025
U.S. Concrete, Inc., 8.375%, 4/1/2014		380,000	353,400
United Rentals North America, Inc., 7.0%, 2/15/2014		680,000	693,600
Xerox Capital Trust I, 8.0%, 2/1/2027		235,000	233,238

			29,230,986
Information Technology 4.9%
Alion Science & Technology Corp., 10.25%, 2/1/2015		275,000	262,625
Freescale Semiconductor, Inc., 8.875%, 12/15/2014		330,000	304,425
L-3 Communications Corp.:
5.875%, 1/15/2015		1,150,000	1,089,625
Series B, 6.375%, 10/15/2015		510,000	493,425
Lucent Technologies, Inc., 6.45%, 3/15/2029		1,810,000	1,520,400
MasTec, Inc., 7.625%, 2/1/2017		475,000	472,625
Sanmina-SCI Corp.:
144A, 8.11% **, 6/15/2010		285,000	281,438
8.125%, 3/1/2016		205,000	177,325
Seagate Technology HDD Holdings, 6.8%, 10/1/2016		655,000	630,437
SunGard Data Systems, Inc., 10.25%, 8/15/2015		1,220,000	1,256,600
Unisys Corp., 7.875%, 4/1/2008		1,995,000	1,975,050
Vangent, Inc., 144A, 9.625%, 2/15/2015		275,000	254,375

			8,718,350
Materials 14.5%
Appleton Papers, Inc., Series B, 8.125%, 6/15/2011		200,000	198,250
ARCO Chemical Co., 9.8%, 2/1/2020		3,410,000	3,546,400
Associated Materials, Inc., Step-up Coupon, 0% to 3/1/2009, 11.25% to 3/1/2014 (b)		665,000	433,913
Cascades, Inc., 7.25%, 2/15/2013 (b)		1,002,000	956,910
Chemtura Corp., 6.875%, 6/1/2016		675,000	615,938
Clondalkin Acquisition BV:
144A, 6.147% **, 12/15/2013	EUR	55,000	71,927
144A, 7.359% **, 12/15/2013		125,000	118,750
CPG International I, Inc.:
10.5%, 7/1/2013		990,000	970,200
12.13% **, 7/1/2012		220,000	221,100
Equistar Chemical Funding LP, 10.625%, 5/1/2011		457,000	482,135
Exopack Holding Corp., 11.25%, 2/1/2014		1,125,000	1,170,000
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/2017		540,000	575,100

GEO Specialty Chemicals, Inc., 144A, 13.86% **, 12/31/2009 (c)		1,821,000	1,493,220
Georgia-Pacific Corp., 144A, 7.125%, 1/15/2017		240,000	225,600
Gibraltar Industries, Inc., Series B, 8.0%, 12/1/2015		340,000	319,600
Hexcel Corp., 6.75%, 2/1/2015		1,410,000	1,371,225
Huntsman LLC, 11.625%, 10/15/2010		1,738,000	1,842,280
Jefferson Smurfit Corp., 8.25%, 10/1/2012 (b)		170,000	166,175
Koppers Holdings, Inc., Step-up Coupon, 0% to 11/15/2009, 9.875% to 11/15/2014		930,000	776,550
Lyondell Chemical Co.:
6.875%, 6/15/2017		1,690,000	1,829,425
10.5%, 6/1/2013		220,000	237,050
Massey Energy Co.:
6.625%, 11/15/2010		110,000	108,075
6.875%, 12/15/2013 (b)		750,000	676,875
Metals USA Holdings Corp., 144A, 11.36% **, 7/1/2012 (PIK)		480,000	444,000
Millar Western Forest Products Ltd., 7.75%, 11/15/2013 (b)		340,000	266,050
Momentive Performance Materials, Inc., 144A, 9.75%, 12/1/2014		420,000	400,050
Mueller Water Products, Inc., 144A, 7.375%, 6/1/2017		340,000	323,000
Neenah Foundry Co., 9.5%, 1/1/2017		195,000	175,500
NewMarket Corp., 7.125%, 12/15/2016		810,000	769,500
OI European Group BV, 144A, 6.875%, 3/31/2017	EUR	400,000	513,057
Oxford Automotive, Inc., 144A, 12.0%, 10/15/2010 *		1,164,591	17,469
Pliant Corp., 11.625%, 6/15/2009 (PIK)		3	3
Radnor Holdings Corp., 11.0%, 3/15/2010 *		180,000	225
Rhodia SA, 144A, 6.959% **, 10/15/2013	EUR	410,000	545,955
Smurfit-Stone Container Enterprises, Inc.:
8.0%, 3/15/2017		690,000	658,087
8.375%, 7/1/2012		340,000	333,200
Terra Capital, Inc., Series B, 7.0%, 2/1/2017		1,060,000	1,017,600
The Mosaic Co., 144A, 7.375%, 12/1/2014		615,000	625,763
TriMas Corp., 9.875%, 6/15/2012		725,000	730,437
Witco Corp., 6.875%, 2/1/2026		275,000	203,500
Wolverine Tube, Inc., 10.5%, 4/1/2009		600,000	579,000

			26,009,094
Telecommunication Services 11.3%
American Cellular Corp., Series B, 10.0%, 8/1/2011		82,000	85,075
BCM Ireland, Preferred, 144A, 11.574% **, 2/15/2017 (PIK)	EUR	348,507	443,674
Cell C Property Ltd., 144A, 11.0%, 7/1/2015		1,345,000	1,149,975
Centennial Communications Corp.:
10.0%, 1/1/2013 (b)		810,000	846,450
10.125%, 6/15/2013		275,000	288,063
Cincinnati Bell, Inc.:
7.25%, 7/15/2013		715,000	709,638
8.375%, 1/15/2014 (b)		395,000	391,050
Cricket Communications, Inc., 144A, 9.375%, 11/1/2014		1,020,000	999,600
Dobson Cellular Systems, 9.875%, 11/1/2012		520,000	559,000
Embratel, Series B, 11.0%, 12/15/2008		150,000	158,625
Grupo Iusacell SA de CV, Series B, 10.0%, 7/15/2004 *		175,000	175,000
Insight Midwest LP, 9.75%, 10/1/2009		192,000	192,000
Intelsat Bermuda Ltd.:
8.886% **, 1/15/2015		65,000	65,488
9.25%, 6/15/2016		200,000	206,000
11.25%, 6/15/2016		625,000	653,906
Intelsat Corp., 9.0%, 6/15/2016		240,000	244,800
Intelsat Ltd., 5.25%, 11/1/2008		630,000	612,675
Intelsat Subsidiary Holding Co., Ltd., 8.25%, 1/15/2013		705,000	708,525

iPCS, Inc., 144A, 7.481% **, 5/1/2013	170,000	164,050
MetroPCS Wireless, Inc., 144A, 9.25%, 11/1/2014	1,055,000	1,039,175
Millicom International Cellular SA, 10.0%, 12/1/2013	2,260,000	2,384,300
Nextel Communications, Inc., Series D, 7.375%, 8/1/2015	1,905,000	1,917,706

Nortel Networks Ltd.:
144A, 9.61% **, 7/15/2011	640,000	641,600
144A, 10.125%, 7/15/2013	590,000	603,275
Orascom Telecom Finance, 144A, 7.875%, 2/8/2014	245,000	223,563
Qwest Corp., 7.25%, 9/15/2025	120,000	116,100
Rural Cellular Corp., 9.875%, 2/1/2010	615,000	636,525
Stratos Global Corp., 9.875%, 2/15/2013	260,000	267,800
SunCom Wireless Holdings, Inc., 8.5%, 6/1/2013	750,000	754,687
US Unwired, Inc., Series B, 10.0%, 6/15/2012	775,000	832,525
Virgin Media Finance PLC, 8.75%, 4/15/2014	1,510,000	1,640,792
West Corp., 9.5%, 10/15/2014	405,000	407,025

		20,118,667
Utilities 9.5%
AES Corp., 144A, 8.75%, 5/15/2013	3,270,000	3,400,800
Allegheny Energy Supply Co., LLC, 144A, 8.25%, 4/15/2012	2,715,000	2,803,237
CMS Energy Corp., 8.5%, 4/15/2011 (b)	1,985,000	2,113,144
Edison Mission Energy, 144A, 7.0%, 5/15/2017	610,000	576,450
Mirant Americas Generation LLC, 8.3%, 5/1/2011	255,000	251,813
Mirant North America LLC, 7.375%, 12/31/2013	265,000	263,675
NRG Energy, Inc.:
7.25%, 2/1/2014	1,090,000	1,079,100
7.375%, 2/1/2016	2,305,000	2,276,187
PSE&G Energy Holdings LLC, 10.0%, 10/1/2009	2,115,000	2,243,706
Regency Energy Partners LP, 144A, 8.375%, 12/15/2013	461,000	474,830
Reliant Energy, Inc., 7.875%, 6/15/2017 (b)	675,000	659,813
Sierra Pacific Resources:
6.75%, 8/15/2017	810,000	779,228
8.625%, 3/15/2014	145,000	153,444

		17,075,427

Total Corporate Bonds (Cost $234,078,877)		223,360,610
	Shares	Value ($)

Common Stocks 0.0%
Materials 0.0%
GEO Specialty Chemicals, Inc.*	14,091	11,977
GEO Specialty Chemicals, Inc. 144A*	1,283	1,091

Total Common Stocks (Cost $154,244)		13,068
Warrants 0.0%
Industrials 0.0%
DeCrane Aircraft Holdings, Inc., 144A, Expiration Date 9/30/2008*	1,640	0
Materials 0.0%
Dayton Superior Corp., 144A, Expiration Date 6/15/2009*	60	0

Total Warrants (Cost $1)		0
Convertible Preferred Stock 0.1%
Consumer Discretionary
ION Media Networks, Inc.:
144A, 9.75% (PIK)	40	178,000
Series AI, 144A, 9.75% (PIK)	3	13,350

Total Convertible Preferred Stocks (Cost $298,650)		191,350

					Principal Amount ($)(a)	Value ($)

	Loan Participations 1.3%
Advanced Medical Optics, Inc., LIBOR plus 1.75%, 7.025% **, 4/2/2014					199,500	187,530
Alliance Mortgage Cycle Loan, LIBOR plus 7.25%, 12.525% **, 6/1/2010 *					466,667	46,667
HCA, Inc., LIBOR plus 2.25%, 7.525% **, 11/18/2012					995,000	952,399
Longview Power LLC:
	Demand Draw, LIBOR plus 2.07%, 7.345% **, 4/1/2014				75,000	70,641
	Letter of Credit, LIBOR plus 2.13%, 7.405% **, 4/1/2014				25,000	23,547
	Term Loan B, LIBOR plus 2.25%, 7.525% **, 4/1/2014				65,000	61,222
Sabre, Inc., LIBOR plus 2.25%, 7.525% **, 9/30/2014					330,415	307,285
Tribune Co., 7.86%, 5/24/2014					680,000	616,250

Total Loan Participations (Cost $2,795,784)						2,265,541
					Units	Value ($)

	Other Investments 0.7%
Hercules, Inc., (Bond Unit), 6.5%, 6/30/2029					775,000	674,250
IdleAire Technologies Corp. (Bond Unit), 144A, Step-up Coupon, 0% to 6/15/2008, 13.0% to 12/15/2012					1,205,000	686,850

Total Other Investments (Cost $1,427,168)						1,361,100
					Shares	Value ($)

	Securities Lending Collateral 9.6%
Daily Assets Fund Institutional, 5.49% (d) (e) (Cost $17,179,582)					17,179,582	17,179,582
	Cash Equivalents 0.0%
Cash Management QP Trust, 5.32% (d) (Cost $49,305)					49,305	49,305
					% of Net Assets	Value ($)

Total Investment Portfolio (Cost $255,979,611)					136.7	244,420,556
Other Assets and Liabilities, Net					(7.4)	(13,180,987)
Notes Payable					(29.3)	(52,500,000)

Net Assets					100.0	178,739,569

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds that are in default:

	Security	Coupon	Maturity Date	Principal Amount ($)	Acquisition Cost ($)	Value ($)
	Alliance Mortgage Cycle Loan	12.525%	6/1/2010	466,667 USD	467,631	46,667
	Congoleum Corp.	8.625%	8/1/2008	715,000 USD	600,300	602,387
	Eaton Vance Corp., CDO II	13.68%	7/15/2012	5,087,851 USD	3,904,801	0
	Grupo Iusacell SA de CV	10.0%	7/15/2004	175,000 USD	114,613	175,000
	Oxford Automotive, Inc.	12.0%	10/15/2010	1,164,591 USD	112,895	17,469
	Radnor Holdings Corp.	11.0%	3/15/2010	180,000 USD	126,342	225

**

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of August 31, 2007.

(a)	Principal amount is stated in US dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at August 31, 2007 amounted to $16,854,963 which is 9.4% of net assets.
(c)	Security has a deferred interest payment of $56,550 from April 1, 2006.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CDO: Collateralized Debt Obligation
LIBOR: Represents the London InterBank Offered Rate.
PIK: Denotes that all or a portion of the income is paid in kind.

As of August 31, 2007, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)
EUR	2,080,420	USD	2,837,589	9/17/2007	1,335
EUR	298,250	USD	407,448	9/17/2007	841
EUR	132,000	USD	180,142	9/17/2007	186
Total unrealized appreciation					2,362

Currency Abbreviations
EUR	Euro	USD	United States Dollar

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS High Income Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	October 17, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS High Income Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	October 17, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	October 17, 2007